TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - Schedule of Transactions - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transactions [Line Items]
Share-based compensation included in research and development expenses	$ 766	$ 1,235	$ 1,727	$ 1,916	$ 3,708	$ 3,226
Share-based compensation included in general and administrative expenses	619	179	908	306	973	634
Related Party [Member]
Schedule of Transactions [Line Items]
Share-based compensation included in research and development expenses	17	17	34	34	69	49
Share-based compensation included in general and administrative expenses	12	12	24	24	48	37
Financial expenses	$ 60	$ 0	$ 135	$ 0	$ 83	$ 0